Consolidated statement of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated statement of cash flows
Profit/(loss) before tax from continuing operations	$ (520,182)	$ 432,200
(Loss)/profit for the year before tax	(520,182)	432,200
Adjustments to reconcile profit before tax to net cash flows:
Depreciation of property and equipment	74,811
Depreciation of right-of-use assets	113,177	58,297
Amortization of intangible assets	15,860	15,594
Other non-cash loss/(income)	79,045	(90,910)
Change in fair value of financial liabilities	(179,402)	836,384
Charge for provision for expected credit losses	241,661
Provision for employees' end of service benefits, net of reversals	34,598	12,391
Cash flows used in operations before changes in working capital	(140,432)	1,263,956
Changes in working capital:
Trade and other receivables	(1,957,276)	(1,864,435)
Prepaid expenses and other current assets	(283,053)	(12,330)
Accounts payable, accruals and other payables	39,902	129,153
Other tax liabilities	322,426	233,546
Net cash flows used in operating activities	(2,018,433)	(250,110)
Cash flows from an investing activity
Purchase of property and equipment	(13,581)	(2,950)
Development expenditure (intangible assets)	(273,499)
Net cash flows generated from/(used in) investing activities	(287,080)	(2,950)
Cash flows from financing activities
Proceeds from issuance of convertible notes		2,000,000
Proceeds from bank loan	267,010
Finance lease liabilities paid, net of accretion	(287,695)	(236,844)
Net cash flows generated from financing activities	(20,685)	1,763,156
Net increase/(decrease) in cash and cash equivalents	(2,326,198)	1,510,096
Cash and cash equivalents at the beginning of the period	4,414,456	4,958,983
Effects of exchange rate changes on cash and cash equivalents	1,055	(1,592,096)
Cash and cash equivalents at the end of the period	$ 2,089,313	$ 4,876,983